Pensions and other post-retirement benefits - Sensitivity analysis and actuarial assumptions (Details) $ in Millions	Dec. 31, 2023 USD ($)
United Kingdom | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2024, Increase	$ (197)
Effect on pension and other post-retirement benefit expense in 2024, Decrease	173
Effect on pension and other post-retirement benefit obligation at 31, December 2023, Increase	(2,259)
Effect on pension and other post-retirement benefit obligation at 31 December 2023, Decrease	2,811
United Kingdom | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2024, Increase	89
Effect on pension and other post-retirement benefit expense in 2024, Decrease	(83)
Effect on pension and other post-retirement benefit obligation at 31, December 2023, Increase	1,872
Effect on pension and other post-retirement benefit obligation at 31 December 2023, Decrease	(1,738)
US | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2024, Increase	(40)
Effect on pension and other post-retirement benefit expense in 2024, Decrease	46
Effect on pension and other post-retirement benefit obligation at 31, December 2023, Increase	(449)
Effect on pension and other post-retirement benefit obligation at 31 December 2023, Decrease	651
US | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2024, Increase	7
Effect on pension and other post-retirement benefit expense in 2024, Decrease	(6)
Effect on pension and other post-retirement benefit obligation at 31, December 2023, Increase	41
Effect on pension and other post-retirement benefit obligation at 31 December 2023, Decrease	(35)
Eurozone | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2024, Increase	(8)
Effect on pension and other post-retirement benefit expense in 2024, Decrease	4
Effect on pension and other post-retirement benefit obligation at 31, December 2023, Increase	(608)
Effect on pension and other post-retirement benefit obligation at 31 December 2023, Decrease	737
Eurozone | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2024, Increase	34
Effect on pension and other post-retirement benefit expense in 2024, Decrease	(29)
Effect on pension and other post-retirement benefit obligation at 31, December 2023, Increase	582
Effect on pension and other post-retirement benefit obligation at 31 December 2023, Decrease	$ (503)